2024 Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combinations [Abstract]
Summary of Preliminary Recognition of the Assets and Liabilities of the Acquisitions
The recognition of the assets and liabilities of the Acquisitions was as follows during 2024:

(in thousands)	Fair Value

Total purchase consideration	$17,410

Net assets acquired:

Inventory	2,671

Other assets	2,446

Intangible Assets	6,236

Other liabilities	(1,822)

Non-controlling interest equity	(5,371)

Net assets acquired	4,160

Goodwill	$13,250

The recognition of the assets and liabilities of the Acquisitions as of December 31, 2024 is as follows:

(in thousands)	Fair Value

Total purchase consideration	$17,410

Net assets acquired:

Inventory	2,671

Other assets	2,446

Intangible Assets	6,236

Other liabilities	(1,822)

Non-controlling interest equity	(5,371)

Net assets acquired	4,160

Goodwill	$13,250